Ruder Ware, L.L.S.C.

500 First Street, Suite 8000

P.O. Box 8050

Wausau, WI  54402-8050

Tel  715.845.4336

Fax 715.845.2718

mrowe@ruderware.com

www.ruderware.com

November 21, 2008

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street NW

Judiciary Plaza

Washington, DC  20549

Re:

Mid-Wisconsin Financial Services, Inc.

File No. 0-18542

Preliminary Proxy Material

Gentlemen:

We are herewith transmitting, pursuant to 17 C.F.R. section 240.14a-6(a) and 17 C.F.R. section 232.101(a), the preliminary form of the proxy statement, form of proxy and notice of special meeting with respect to the special meeting of shareholders of the above-referenced registrant to be held on December 22, 2008.  The proxy solicitation material will be released for distribution to shareholders as soon as practicable following staff review and clearance.

Very truly yours,

RUDER WARE

MATTHEW D. ROWE

Matthew D. Rowe

Enclosures